Research and Development Expenses (Tables)	12 Months Ended
Jun. 30, 2024
Disclosure Of Research And Development Expenses [Abstract]
Summary of Research and Development Expenses

	2024	2023	2022

	US$	US$	US$
Employee benefits expenses:
Salaries and fees	4,809,177	3,756,109	1,407,205
Cash bonuses	1,424,817	445,097	190,198
Superannuation	182,223	120,311	71,055
Share-based payments expense	1,299,456	1,909,173	829,598
Total employee benefits expense	7,715,673	6,230,690	2,498,056
Payroll tax	295,069	207,562	81,281
Research Insurance	322,306	262,322	212,289
Research project costs	167,993,273	122,128,314	78,654,217
Total research and development expenses	176,326,321	128,828,888	81,445,843